CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 7,886	$ 6,650
Restricted cash	103	307
Marketable securities (Note J)	852	600
Notes and accounts receivable-trade (net of allowances of $233 in 2022 and $218 in 2021)	6,541	6,754
Short-term financing receivables, held for investment (net of allowances of $145 in 2022 and $176 in 2021) (Note L)	6,851	7,221
Short-term financing receivables, held for sale (Note L)	939	793
Other accounts receivable (net of allowances of $89 in 2022 and $24 in 2021)	817	1,002
Inventory (Note K)	1,552	1,649
Deferred costs (Note D)	967	1,097
Prepaid expenses and other current assets	2,611	3,466
Total current assets	29,118	29,539
Property, plant and equipment (Note M)	18,695	20,085
Less: Accumulated depreciation (Note M)	13,361	14,390
Property, plant and equipment - net (Note M)	5,334	5,694
Operating right-of-use assets-net (Note N)	2,878	3,222
Long-term financing receivables (net of allowances of $28 in 2022 and $25 in 2021)	5,806	5,425
Prepaid pension assets (Note V)	8,236	9,850
Deferred costs (Note D)	866	924
Deferred taxes (Note H)	6,256	7,370
Goodwill (Note O)	55,949	55,643
Intangible assets-net (Note O)	11,184	12,511
Investments and sundry assets	1,617	1,823
Total assets	127,243	132,001
Current liabilities
Taxes (Note H)	2,196	2,289
Short-term debt (Note J&P)	4,760	6,787
Accounts payable	4,051	3,955
Compensation and benefits	3,481	3,204
Deferred income	12,032	12,518
Operating lease liabilities (Note N)	874	974
Other accrued expenses and liabilities	4,111	3,892
Total current liabilities	31,505	33,619
Long-term debt (Note J&P)	46,189	44,917
Retirement and nonpension postretirement benefit obligations (Note V)	9,596	14,435
Deferred income	3,499	3,577
Operating lease liabilities (Note N)	2,190	2,462
Other liabilities (Note Q)	12,243	13,996
Total liabilities	105,222	113,005
Commitments and Contingencies (Note R)
IBM stockholders' equity
Common stock, par value $.20 per share, and additional paid-in capital Shares authorized: 4,687,500,000 Shares issued (2022-2,257,116,920; 2021-2,248,577,848)	58,343	57,319
Retained earnings	149,825	154,209
Treasury stock, at cost (shares: 2022-1,351,024,943; 2021-1,350,509,249)	(169,484)	(169,392)
Accumulated other comprehensive income/(loss)	(16,740)	(23,234)
Total IBM stockholders' equity	21,944	18,901
Noncontrolling interests (Note A)	77	95
Total equity	22,021	18,996
Total liabilities and equity	$ 127,243	$ 132,001